UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street ,  Omaha, Nebraska  68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110,  Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2013

1-855-527-2363

www.patriotfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

PATRIOT FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2013

The Fund’s performance figures* for the period ending March 31, 2013, compared to its benchmark:

Six Months	One Year	Inception** - March 31, 2013
Patriot Fund – Class A	8.28%	11.79%	12.69%
Patriot Fund – Class A with load	2.06%	5.37%	6.69%
Patriot Fund – Class C	7.92%	11.10%	12.05%
Patriot Fund – Class I	8.45%	12.18%	13.05%
S&P 500 Total Return Index	10.19%	13.96%	15.60%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   The Fund’s total annual operating expenses are 2.41% for Class A shares, 3.16% for Class C shares and 2.16% for Class I shares per the January 28, 2013 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-527-2363 (1-855-5ASCEND).

** Inception date is March 1, 2012.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

              The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Consumer, Non-cyclical	22.7%
Financial	14.7%
Consumer, Cyclical	13.4%
Industrial	11.0%
Energy	10.8%
Technology	9.9%
Communications	9.0%
Basic Materials	1.7%
Other, Cash & Cash Equivalents	6.8%
100.0%

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value
	COMMON STOCKS - 93.2%
	AGRICULTURE - 3.0%
3,226	Philip Morris International, Inc.	$ 299,082

	BANKS - 6.7%
7,485	BB&T Corp.	234,954
4,385	Northern Trust Corp.	239,246
5,558	US Bancorp	188,583
		662,783
	CHEMICALS - 1.7%
870	CF Industries Holdings, Inc.	165,622

	COMMERCIAL SERVICES - 2.8%
498	Mastercard, Inc. - Class A	269,483

	COMPUTERS - 3.6%
2,546	Accenture PLC - Class A	193,420
362	Apple, Inc.	160,232
		353,652
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
4,457	American Express Co.	300,669

	ELECTRONICS - 2.5%
3,175	Thermo Fisher Scientific, Inc.	242,856

	FOOD - 3.3%
9,118	ConAgra Foods, Inc.	326,516

	HEALTHCARE-SERVICES - 2.0%
3,487	UnitedHealth Group, Inc.	199,491

	HOUSEHOLD PRODUCTS & WARES- 2.8%
2,772	Kimberly-Clark Corp.	271,601

	INSURANCE - 4.9%
3,388	ACE Ltd.	301,430
4,752	MetLife, Inc.	180,671
		482,101
	INTERNET - 2.0%
249	Google Inc. - Class A *	197,713

	MACHINERY-DIVERSIFIED - 5.7%
2,313	Cummins, Inc.	267,868
3,408	Deere & Co.	293,020
		560,888
	MISCELLANEOUS MANUFACTURING - 2.8%
11,930	General Electric Co.	275,822

See accompanying notes to financials.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

		OIL & GAS - 10.8%
	2,002	Chevron Corp.	$ 237,878
	1,459	EOG Resources, Inc.	186,854
	2,920	Exxon Mobil Corp.	263,121
	5,288	Phillips 66	370,001
			1,057,854
		PHARMACEUTICALS - 8.8%
	6,322	Eli Lilly & Co.	359,026
	5,483	Merck & Co., Inc.	242,513
	8,959	Pfizer, Inc.	258,557
			860,096
		RETAIL - 13.4%
	5,659	CVS Caremark Corp.	311,188
	7,570	Foot Locker, Inc.	259,197
	7,660	Gap, Inc.	271,164
	3,267	Home Depot, Inc.	227,971
	5,228	TJX Cos., Inc.	244,409
			1,313,929
		SEMICONDUCTORS - 2.0%
	2,909	QUALCOMM, Inc.	194,757

		SOFTWARE - 4.3%
	3,169	Fiserv, Inc. *	278,333
	4,978	Microsoft Corp.	142,421
			420,754
		TELECOMMUNICATIONS - 7.0%
	7,315	AT&T, Inc.	268,387
	10,014	Cisco Systems, Inc.	209,393
	3,317	Motorola Solutions, Inc.	212,388
			690,168

		TOTAL COMMON STOCKS (Cost $7,834,263)	9,145,837

		SHORT-TERM INVESTMENT - 6.8%
	670,291	Dreyfus Cash Management, 0.20%** (Cost $670,291)	670,291

		TOTAL INVESTMENTS - 100.0% (Cost $8,504,553) (a)	$ 9,816,128
		LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	2,822
		NET ASSETS - 100.0%	$ 9,818,950

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $8,523,099 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 1,344,629
		Unrealized Depreciation:	(51,600)
		Net Unrealized Appreciation:	$ 1,293,029
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.

See accompanying notes to financials.

PATRIOT FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

ASSETS
Investment in securities at value (identified cost $8,504,553)	$ 9,816,128
Dividends and interest receivable	16,513
Prepaid expenses and other assets	276
TOTAL ASSETS	9,832,917

LIABILITIES
Investment advisory fees payable	6,151
Distribution (12b-1) fees payable	181
Fees payable to other affiliates	1,960
Accrued expenses and other liabilities	5,675
TOTAL LIABILITIES	13,967
NET ASSETS	$ 9,818,950

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 8,690,184
Accumulated net investment gain	3,294
Accumulated net realized loss from security transactions	(186,103)
Net unrealized appreciation on investments	1,311,575
NET ASSETS	$ 9,818,950

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 767,399
Shares of beneficial interest outstanding	67,419
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 11.38
Maximum offering price per share (maximum sales charge of 5.75%) (b)	$ 12.07

Class C Shares:
Net Assets	$ 50,210
Shares of beneficial interest outstanding	4,439
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 11.31

Class I Shares:
Net Assets	$ 9,001,341
Shares of beneficial interest outstanding	788,247
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 11.42

(a)	Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption of shares held less than 30 days may be assessed a redemption fee of 2.00%
(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financials.

PATRIOT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$ 100,930
Interest	117
TOTAL INVESTMENT INCOME	101,047

EXPENSES
Investment advisory fees	62,915
Distribution (12b-1) fees:
Class A	910
Class C	191
Administrative services fees	27,883
Professional fees	8,948
Transfer agent fees	7,833
Registration fees	4,905
Custodian fees	2,454
Compliance officer fees	2,356
Trustees fees and expenses	1,863
Printing and postage expenses	1,226
Insurance expense	197
Other expenses	1,226
TOTAL EXPENSES	122,907

Less: Fees waived by the Adviser	(25,154)

NET EXPENSES	97,753
NET INVESTMENT INCOME	3,294

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(48,452)
Net change in unrealized appreciation (depreciation) on investments	758,929
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	710,477

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 713,771

See accompanying notes to financials.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Period Ended
	2013	September 30,
	(Unaudited)	2012**
FROM OPERATIONS
Net investment gain (loss)	$ 3,294	$ (2,099)
Net realized loss from security transactions	(48,452)	(137,651)
Net change in unrealized appreciation(depreciation) on investments	758,929	552,646
Net increase in net assets resulting from operations	713,771	412,896

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	66,541	789,720
Class C	10,000	35,010
Class I	603,133	8,187,400
Redemption fee proceeds:
Class A	-	6
Class C	-	1
Class I	-	145
Payments for shares redeemed:
Class A	(101,969)	(78,300)
Class I	(762,441)	(56,963)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(184,736)	8,877,019

TOTAL INCREASE IN NET ASSETS	529,035	9,289,915

NET ASSETS
Beginning of Period	9,289,915	-
End of Period*	$ 9,818,950	$ 9,289,915
*Includes undistributed net investment income of:	$ 3,294	$ -

SHARE ACTIVITY
Class A:
Shares Sold	6,204	78,878
Shares Redeemed	(9,843)	(7,820)
Net increase (decrease) in shares of beneficial interest outstanding	(3,639)	71,058

Class C:
Shares Sold	910	3,529
Net increase in shares of beneficial interest outstanding	910	3,529

Class I:
Shares Sold	56,039	813,399
Shares Redeemed	(75,638)	(5,553)
Net increase (decrease) in shares of beneficial interest outstanding	(19,599)	807,846

** The Patriot Fund commenced operations on March 1, 2012.

See accompanying notes to financials.

PATRIOT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Period Ended
	2013		September 30,
Class A Shares	(Unaudited)		2012 (1)
Net asset value, beginning of period	$ 10.51		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.02)		(0.02)
Net realized and unrealized
gain on investments	0.89		0.53
Total from investment operations	0.87		0.51

Paid-in-Capital From Redemption Fees	-		0.00	(7)

Net asset value, end of period	$ 11.38		$ 10.51

Total return (3)	8.28%	(6)	5.10%	(6)

Net assets, at end of period (000s)	$ 767		$ 747

Ratio of gross expenses to average
net assets (4)	2.96%	(5)	4.32%	(5)
Ratio of net expenses to average
net assets	2.40%	(5)	2.40%	(5)
Ratio of net investment loss
to average net assets	(0.15)%	(5)	(0.28)%	(5)

Portfolio Turnover Rate	14%	(6)	34%	(6)

(1)	The Patriot Fund's Class A commenced operations on March 1, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financials.

PATRIOT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Period Ended
	2013		September 30,
Class C Shares	(Unaudited)		2012 (1)
Net asset value, beginning of period	$ 10.48		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)		(0.06)
Net realized and unrealized
gain on investments	0.88		0.54
Total from investment operations	0.83		0.48

Paid-in-Capital From Redemption Fees	-		0.00	(7)

Net asset value, end of period	$ 11.31		$ 10.48

Total return (3)	7.92%	(6)	4.80%	(6)

Net assets, at end of period (000s)	$ 50		$ 37

Ratio of gross expenses to average
net assets (4)	3.71%	(5)	5.07%	(5)
Ratio of net expenses to average
net assets	3.15%	(5)	3.15%	(5)
Ratio of net investment loss
to average net assets	(0.92)%	(5)	(1.03)%	(5)

Portfolio Turnover Rate	14%	(6)	34%	(6)

(1)	The Patriot Fund's Class C shares commenced operations on March 1, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financials.

PATRIOT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Period Ended
	2013		September 30,
Class I Shares	(Unaudited)		2012 (1)
Net asset value, beginning of period	$ 10.53		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.00)	(7)
Net realized and unrealized
gain on investments	0.88		0.53
Total from investment operations	0.89		0.53

Paid-in-Capital From Redemption Fees	-		0.00	(7)

Net asset value, end of period	$ 11.42		$ 10.53

Total return (3)	8.45%	(6)	5.30%	(6)

Net assets, at end of period (000s)	$ 9,001		$ 8,506

Ratio of gross expenses to average
net assets (4)	2.71%	(5)	4.07%	(5)
Ratio of net expenses to average
net assets	2.15%	(5)	2.15%	(5)
Ratio of net investment income (loss)
to average net assets	0.10%	(5)	(0.03)%	(5)

Portfolio Turnover Rate	14%	(6)	34%	(6)

(1)	The Patriot Fund's Class I shares commenced operations on March 1, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financials.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1.

ORGANIZATION

The Patriot Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to seek growth of capital.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,145,837	$ -	$ -	$ 9,145,837
Short-Term Investment	670,291	-	-	670,291
Total	$ 9,816,128	$ -	$ -	$ 9,816,128

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $1,190,003 and $1,829,794 respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Ascendant Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.40% per annum of Class A average daily net assets, 3.15% per annum for Class C average daily net assets, and 2.15% per annum for Class I average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 2.40%, 3.15% and 2.15% of average daily net assets, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.40%, 3.15% and 2.15% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 2.40%, 3.15% and 2.15% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the fund by the following dates:

	9/30/2015	3/31/2016
Patriot Fund	$74,238	$25,154

During the period ended March 31, 2013, AWM Services, LLC, a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund.  AWM Services, LLC received $2,076 in brokerage commissions.

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the period ended March 31, 2013, the Distributor received $1,784 from front-end sales charges of which $234 was retained by the underwriter or other affiliated broker-dealers.

Trustees-  Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.

TAX COMPONENTS OF CAPITAL

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (119,105)	$ -	$ 534,100	$ 414,995

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales.

At September 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 119,105	$ -	$ 119,105	Non-Expiring

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the period ended September 30, 2012 as follows:

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Paid in	Accumulated Net	Accumulated Net Realized
Capital	Investment Loss	Gain/(Loss) from Investment
$ (2,099)	$ 2,099	$ -

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

PATRIOT FUND

EXPENSE EXAMPLES (Unaudited)

March 31, 2013

As a shareholder of the Patriot Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Patriot Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Patriot Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12– 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Class A	$1,000.00	$1,082.80	$12.46	2.40%
Class C	1,000.00	1,079.20	16.33	3.15
Class I	1,000.00	1,084.50	11.18	2.15

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Class A	$1,000.00	$1,012.96	$12.04	2.40%
Class C	1,000.00	1,009.22	15.78	3.15
Class I	1,000.00	1,014.21	10.80	2.15

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER

Ascendant Advisors, LLC

Four Oaks Place

1330 Post Oaks Blvd., Suite 1550

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/7/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/7/13